Operations, Divestments, Sale of Estre Oleo e Gas Holding S.A. ("Estre O&G") (Details) - BRL (R$) R$ in Thousands			12 Months Ended
	Jan. 02, 2015	Sep. 01, 2014	Dec. 31, 2015	Dec. 31, 2017	Dec. 21, 2017	Dec. 31, 2016
Divestments [Abstract]
Common shares issued in barter agreement (in shares)					27,001,889
Treasury shares value			R$ 37,403	R$ 0		R$ 37,403
Transaction with shareholders			R$ (8,763)
Estre O&G [Member]
Divestments [Abstract]
Common shares issued in barter agreement (in shares)		53,701,027
Percentage of ownership interest		100.00%
Treasury shares value	R$ 46,166
Transaction with shareholders	R$ 8,763
Estre O&G [Member] | Wilson Quintella Filho [Member]
Divestments [Abstract]
Common shares held (in shares)		2,053,983
Percentage of common shares held		1.90%
Values of common shares held		R$ 37,403
Pollydutos Montagem e Construcao Ltda. [Member]
Divestments [Abstract]
Percentage of ownership interest		100.00%
Estre Petroleo, Gas e Energia Ltda. [Member]
Divestments [Abstract]
Percentage of ownership interest		100.00%